Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

Year Ended	December 31, 2021	December 31, 2020

Current:
Federal	$-	$-
State	1,600	1,600

Total current	1,600	1,600

Deferred:
Federal	-	-
State	-	-

Total deferred	-	-

Provision for income taxes	$1,600	$1,600

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consist of the following:

	December 31, 2021	December 31, 2020

Deferred tax assets
Net operating losses	$9,189,000	$8,749,000
Accrued expenses	693,000	693,000
R&D credits	624,000	619,000
Stock compensation	8,287,000	8,287,000

Total	18,793,000	18,348,000

Less: Valuation allowance	(18,793,000)	(18,348,000)

	$-	$-

Schedule of Income Tax Effective Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.2%	6.9%
Nondeductible permanent items	(0.1)%	(0.2)%
Deferred tax rate change	-%	-%
Research and development credit	0.3%	1.2%
Change in valuation allowance	(27.4)%	(28.9)%
Income tax provision	0.0%	0.0%